Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable - oil and gas sales	$ 436,830	$ 7,588
Mr. Jason Hoisager
Joint interest in owed Petroleum	3,695,119	42,238
Capital cost paid for wells	3,589,903
Accounts receivable - oil and gas sales	425,372	702
Payment of general and administrative expenses	$ 131,950	$ 93,845	$ 30,071